Intangible Assets (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization of Acquisition Costs	$ 920	$ 1,778	$ 21,022	$ 20,748
Amortization of Intangible Assets	4,870	7,021		26,570
Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-Lived	1,198	0		47
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 0	$ 796	$ 2,130	$ 2,831